Business acquisition - Disposal of travel agencies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)
Business acquisition
Number of reporting units | item	1		1
Disposal of travel agencies | Disposal Group Disposed Of By Sale Not Discontinued Operations
Business acquisition
Total consideration				¥ 17,264
Long-term investment - fair value of retained non-controlling interests				9,655
Net liabilities				29,482
Cash disposed				23,519
Intangible assets				(16,027)
Deferred tax liability				3,899
Noncontrolling interests				24,061
Waiver of the contingent consideration yet to be paid				1,861
Goodwill attributable to the disposed entities				(5,244)
Total disposal gain				¥ 64,951
Disposal Of Certain Subsidiaries Engaged In Japan Tour Business | Disposal Group Disposed Of By Sale Not Discontinued Operations
Business acquisition
Total consideration		¥ 13,507
Disposal group, including discontinued operation, contingent consideration settlement		3,600
Net liabilities		10,903
Cash disposed		12,624
Intangible assets		(389)
Deferred tax liability		97
Total disposal gain	¥ 0	¥ 24,118	¥ 0